Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	34
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$989,009.72

Principal:
Principal Collections	$11,399,882.89
Prepayments in Full	$5,012,981.10
Liquidation Proceeds	$276,874.88
Recoveries	$26,539.41
Sub Total	$16,716,278.28
Collections	$17,705,288.00

Purchase Amounts:
Purchase Amounts Related to Principal	$354,300.86
Purchase Amounts Related to Interest	$1,770.10
Sub Total	$356,070.96

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,061,358.96

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	34
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$18,061,358.96
Servicing Fee	$224,389.95	$224,389.95	$0.00	$0.00	$17,836,969.01
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,836,969.01
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$17,836,969.01
Interest - Class A-3 Notes	$25,868.49	$25,868.49	$0.00	$0.00	$17,811,100.52
Interest - Class A-4 Notes	$73,675.67	$73,675.67	$0.00	$0.00	$17,737,424.85
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,737,424.85
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$17,700,924.35
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,700,924.35
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$17,671,983.35
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,671,983.35
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$17,632,079.85
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,632,079.85
Regular Principal Payment	$16,761,351.69	$16,761,351.69	$0.00	$0.00	$870,728.16
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$870,728.16
Residual Released to Depositor	$0.00	$870,728.16	$0.00	$0.00	$0.00
Total		$18,061,358.96

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$16,761,351.69
Total					$16,761,351.69
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,761,351.69	$41.24	$25,868.49	$0.06	$16,787,220.18	$41.30
Class A-4 Notes	$0.00	$0.00	$73,675.67	$0.63	$73,675.67	$0.63
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$16,761,351.69	$12.49	$204,889.16	$0.15	$16,966,240.85	$12.64

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	34

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$54,459,979.72	0.1340059	$37,698,628.03	0.0927624
Class A-4 Notes	$116,330,000.00	1.0000000	$116,330,000.00	1.0000000
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$262,869,979.72	0.1959070	$246,108,628.03	0.1834154

Pool Information
Weighted Average APR	4.335%	4.348%
Weighted Average Remaining Term	27.95	27.17
Number of Receivables Outstanding	23,749	22,931
Pool Balance	$269,267,935.85	$252,003,289.57
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$262,869,979.72	$246,108,628.03
Pool Factor	0.1989946	0.1862357

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$6,765,708.76
Yield Supplement Overcollateralization Amount	$5,894,661.54
Targeted Overcollateralization Amount	$5,894,661.54
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$5,894,661.54

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	34
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		90	$220,599.69
(Recoveries)		101	$26,539.41
Net Loss for Current Collection Period			$194,060.28
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8648%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.4831%
Second Preceding Collection Period			0.9252%
Preceding Collection Period			0.5103%
Current Collection Period			0.8935%
Four Month Average (Current and Preceding Three Collection Periods)			0.7030%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,988	$8,237,371.96
(Cumulative Recoveries)			$1,384,324.69
Cumulative Net Loss for All Collection Periods			$6,853,047.27
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5065%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,065.54
Average Net Loss for Receivables that have experienced a Realized Loss			$1,718.42

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.28%	365	$5,744,445.36
61-90 Days Delinquent	0.25%	38	$638,237.03
91-120 Days Delinquent	0.05%	7	$115,926.00
Over 120 Days Delinquent	0.38%	54	$952,459.82
Total Delinquent Receivables	2.96%	464	$7,451,068.21

Repossession Inventory:
Repossessed in the Current Collection Period		11	$148,199.69
Total Repossessed Inventory		18	$350,179.04

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4889%
Preceding Collection Period			0.4716%
Current Collection Period			0.4317%
Three Month Average			0.4641%

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	34

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer